Shareholder Report	6 Months Ended
Jan. 31, 2026 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Tidal Trust II
Entity Central Index Key	0001924868
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 31, 2026
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
DGA Core Plus Absolute Return ETF
Shareholder Report [Line Items]
Fund Name	DGA Core Plus Absolute Return ETF
Class Name	DGA Core Plus Absolute Return ETF
Trading Symbol	HF
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the DGA Core Plus Absolute Return ETF (the "Fund") for the period August 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at daysadvisors.com/fund-details/. You can also request this information by contacting us at (833) 551-0417 or by writing to the DGA Core Plus Absolute Return ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(833) 551-0417
Additional Information Website	daysadvisors.com/fund-details/
Expenses [Text Block]

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
DGA Core Plus Absolute Return ETF	$69	1.35%*
*	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	1.35% [1]
Net Assets	$ 19,617,000
Holdings Count | Holdings	18
Advisory Fees Paid, Amount	$ 132,483
Investment Company, Portfolio Turnover	152.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2026)
Fund Size (Thousands)	$19,617
Number of Holdings	18
Total Advisory Fee	$132,483
Portfolio Turnover Rate	152%

Holdings [Text Block]

Security Type - Investments

(% of Total Net Assets)

Percentages are based on total net assets. Cash & Cash Equivalents represents cash, short-term investments and liabilities in excess of other assets.

*	Amount is less than 0.05% of total net assets.

Largest Holdings [Text Block]

What did the Fund invest in?

(as of January 31, 2026)

Top Ten Holdings	(% of Total Net Assets)
ProShares Short S&P500	15.2
SPDR Bridgewater All Weather ETF	9.9
Vanguard Value ETF	8.1
State Street SPDR Portfolio S&P 500 Value ETF	8.1
Vanguard Total World Stock ETF	8.0
iShares MSCI ACWI ETF	8.0
State Street SPDR Portfolio S&P 500 Growth ETF	7.9
Vanguard Growth ETF	7.9
Direxion Daily S&P 500 Bear 1x Shares	5.1
Schwab US Broad Market ETF	4.0

[1]	Costs paid as a percentage of a $10,000 investment is an annualized figure.